Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Note 10 – Income Taxes

Our sources of Income before income taxes were as follows:

	Year Ended December 31,
(in millions)	2016	2015	2014
U.S.	$2,286	$898	$347
Puerto Rico	41	80	66
Income before income taxes	$2,327	$978	$413

Income tax expense is summarized as follows:

	Year Ended December 31,
(in millions)	2016	2015	2014
Current tax expense (benefit)
Federal	$(66)	$(30)	$—
State	29	2	6
Puerto Rico	(10)	17	38
Total current tax expense (benefit)	(47)	(11)	44
Deferred tax expense (benefit)
Federal	804	281	79
State	96	(37)	40
Puerto Rico	14	12	3
Total deferred tax expense	914	256	122
Total income tax expense	$867	$245	$166

The reconciliation between the U.S. federal statutory income tax rate and our effective income tax rate is as follows:

	Year Ended December 31,
	2016	2015	2014
Federal statutory income tax rate	35.0%	35.0%	35.0%
State taxes, net of federal benefit	4.0	(1.1)	(8.8)
Puerto Rico taxes, net of federal benefit	—	3.3	5.0
Change in valuation allowance	1.0	(3.2)	18.8
Permanent differences	0.6	1.6	1.4
Federal tax credits, net of reserves	(0.5)	(9.5)	(10.6)
Equity-based compensation	(2.2)	—	—
Other, net	(0.6)	(1.0)	(0.6)
Effective income tax rate	37.3%	25.1%	40.2%

Significant components of deferred income tax assets and liabilities, tax effected, are as follows:

(in millions)	December 31, 2016	December 31, 2015
Deferred tax assets
Loss carryforwards	$1,442	$1,997
Deferred rents	1,153	1,136
Reserves and accruals	1,058	928
Federal and state tax credits	284	349
Debt fair market value adjustment	83	97
Other	430	317
Deferred tax assets, gross	4,450	4,824
Valuation allowance	(573)	(583)
Deferred tax assets, net	3,877	4,241
Deferred tax liabilities
Spectrum licenses	6,952	6,174
Property and equipment	1,732	1,950
Other intangible assets	119	178
Other	12	—
Total deferred tax liabilities	8,815	8,302
Net deferred tax liabilities	$4,938	$4,061

Classified on the balance sheet as:
Deferred tax liabilities	$4,938	$4,061

As of December 31, 2016, we have net operating loss (“NOL”) carryforwards, tax effected, of $1.1 billion for federal income tax purposes and $689 million for state income tax purposes, expiring through 2036.  As of December 31, 2016, our federal and state NOL carryforwards for financial reporting purposes were approximately $204 million and $167 million, respectively, tax effected, less than our NOL carryforwards for federal and state income tax purposes, due to unrecognized tax benefits of the same amount.

As of December 31, 2016, we have available Alternative Minimum Tax credit carryforwards of $89 million, which may be used to reduce regular federal income taxes and have no expiration. We also have research and development and foreign tax credit carryforwards of $174 million for federal income tax purposes, which begin to expire in 2018.

As of December 31, 2016 and 2015, our valuation allowance was $573 million and $583 million, respectively. The change in the valuation allowance of $10 million is primarily related to the adoption of ASU 2016-09 and the related release of a $33 million valuation allowance on stock option deductions included in NOL carryforwards, partially offset by 2016 activity related to state deferred tax assets for which a valuation allowance exists. Based on recent earnings in certain jurisdictions, sufficient positive evidence may exist within the next twelve months such that we may release a portion of our valuation allowance.

We file income tax returns in the U.S. federal jurisdiction, various state jurisdictions and in Puerto Rico.  We are currently under examination by various states.  Management does not believe the resolution of any of the audits will result in a material change to our financial condition, results of operations or cash flows.  The IRS has concluded its audits of our federal tax returns through the 2013 tax year, however, NOL carryforwards for certain audited periods remain open for examination. We are generally closed to U.S. federal, state and Puerto Rico examination for years prior to 1998.

A reconciliation of the beginning and ending amount of unrecognized tax benefits were as follows:

	Year Ended December 31,
(in millions)	2016	2015	2014
Unrecognized tax benefits, beginning of year	$411	$388	$178
Gross decreases to tax positions in prior periods	(5)	(112)	(52)
Gross increases to current period tax positions	4	135	262
Unrecognized tax benefits, end of year	$410	$411	$388

As of December 31, 2016 and 2015, we had $168 million and $163 million, respectively, in unrecognized tax benefits that, if recognized, would affect our annual effective tax rate. Penalties and interest on income tax assessments are included in Selling, general and administrative expenses and Interest expense, respectively, in our Consolidated Statements of Comprehensive Income. The accrued interest and penalties associated with unrecognized tax benefits are insignificant.